Notes Related to the Consolidated Statements of Financial Position - Summary of Derivative Financial Instruments (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2020	Dec. 22, 2020	Dec. 07, 2020	Nov. 17, 2020	Aug. 24, 2020	Jul. 06, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Fair value (in thousands of euros)	€ 129						€ 0	€ 0
Fair value (in thousands of euros)	€ 288						€ 0	€ 0
Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term	2 years
Number of warrants attached to convertible notes outstanding (in shares)	168,350
Price of underlying share (euro per share)	€ 7.11
Expected dividends	0.00%
Volatility	58.00%
Fair value (in thousands of euros)	€ 288
Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes outstanding (in shares)	48
Estimated conversion price (in euro per share)	€ 6.75
Expected term	1 month
Fair value (in thousands of euros)	€ 129
Tranche one | Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term						2 years 6 months
Number of warrants (in shares)						33,670
Price of underlying share (euro per share)						€ 7.88
Expected dividends						0.00%
Volatility						44.00%
Fair value (in thousands of euros)						€ 60
Tranche one | Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)						60
Estimated conversion price (in euro per share)						€ 7.51
Expected term						2 months
Fair value (in thousands of euros)						€ 158
Tranche two | Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term					2 years 5 months
Number of warrants (in shares)					33,670
Price of underlying share (euro per share)					€ 6.08
Expected dividends					0.00%
Volatility					44.00%
Fair value (in thousands of euros)					€ 28
Tranche two | Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)					60
Estimated conversion price (in euro per share)					€ 5.77
Expected term					2 months
Fair value (in thousands of euros)					€ 161
Tranche three | Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term				2 years 1 month
Number of warrants (in shares)				33,670
Price of underlying share (euro per share)				€ 6.36
Expected dividends				0.00%
Volatility				53.00%
Fair value (in thousands of euros)				€ 40
Tranche three | Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)				60
Estimated conversion price (in euro per share)				€ 6.04
Expected term				1 month 15 days
Fair value (in thousands of euros)				€ 159
Tranche four | Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term			2 years 1 month
Number of warrants (in shares)			33,670
Price of underlying share (euro per share)			€ 8.75
Expected dividends			0.00%
Volatility			54.00%
Fair value (in thousands of euros)			€ 86
Tranche four | Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)			60
Estimated conversion price (in euro per share)			€ 8.31
Expected term			1 month 15 days
Fair value (in thousands of euros)			€ 159
Tranche five | Derivatives | Warrants
Disclosure of fair value measurement of liabilities [line items]
Expected term		2 years
Number of warrants (in shares)		33,670
Price of underlying share (euro per share)		€ 7.39
Expected dividends		0.00%
Volatility		55.00%
Fair value (in thousands of euros)		€ 60
Tranche five | Derivatives | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)		60
Estimated conversion price (in euro per share)		€ 7.02
Expected term		1 month 15 days
Fair value (in thousands of euros)		€ 159